Intangible assets - Customer Relationships (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 625,379	€ 631,002	€ 695,622
Business combinations
Disclosure of detailed information about intangible assets [line items]
Customer-related intangible assets recognised as of acquisition date	655,045
TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Customer-related intangible assets recognised as of acquisition date	610,789
AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Customer-related intangible assets recognised as of acquisition date	44,256
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	61,557	132,472	198,037
Customer relationships | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	54,663	123,592	194,907
Customer relationships | TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	53,135	117,479	181,824
Customer relationships | AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,528	€ 6,113	€ 13,083